Convertible Notes Payable (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2020	Oct. 31, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Notes Payable (Textual)
Warrants purchase to shares				1,650,000	1,650,000
Convertible Notes Payable,description	The Company entered into Exchange Agreements with the holders of these convertible promissory notes. Pursuant to these Exchange Agreements, the holders agreed to exchange their convertible promissory notes of $330,000 and 1,650,000 warrants issued in connection with this debt for an aggregate of 4,125,000 shares of the Company's common stock. at a price of $0.08 per share. After the exchanges, there are no convertible notes outstanding. The Company issued 4,125,000 shares of common stock which was more than the shares that would have been issued at the original conversion price of $0.20 per share or 1,650,000 shares of common stock, an excess of 2,475,000 shares of common stock. The excess shares were valued at a price of $0.08 per share.			The Company would issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, during 2019, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.	The Company shall issue to each investor at the closing, that number of shares of its common stock equal to 14% of the aggregate amount paid by the Investor for the Notes purchased, priced at the closing price of the Company’s common stock on the day prior to the closing, as a due diligence fee. In connection with due diligence fee, the Company shall issue 86,667 shares of its common stock to the investors. These shares were valued at $42,000 using the closing price of the Company’s common stock on the day prior to the closing which ranged from $0.35 to $0.60 per share, and the amount was recorded as a debt discount and an increase in equity.
Common stock warrants exercise price			$ 0.20	$ 0.20	$ 0.20
Additional expenses and deposit fees			$ 1,250	$ 1,250	$ 1,250
Warrnts of beneficial conversion feature				$ 253,000	253,000
Notes due and payable				Oct. 31, 2020
Loss on debt extinguishment				$ 198,000
Amortization of debt discount			$ 268,125	$ 185,625	$ 61,875	$ 0
Purchase Agreement [Member]
Convertible Notes Payable (Textual)
Issued and sale of convertible promissory aggregate principal amount		$ 330,000
Warrants purchase to shares		1,650,000
Net proceeds		$ 295,000
Net of origination issue discount		30,000
Net of origination fees		$ 5,000
Common stock warrants exercise price			$ 0.20	$ 0.20	$ 0.20